Pay vs Performance Disclosure number in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 05, 2022	Dec. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year[1]	Summary Compensation Table Total for Mr. Visentin PEO[2]	Compensation Actually Paid to Mr. Visentin PEO[3]	Summary Compensation Table Total for Mr. Bandrowczak PEO[2]	Compensation Actually Paid to Mr. Bandrowczak PEO[3]	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Other NEOs[3]	Total Shareholder Return [4]	Peer Group Total Shareholder Return [5]	GAAP Net Income (millions)	Adj. [6] EBITDA (millions)
2023	$—	$—	$12,844,686	$14,069,073	$5,251,711	$4,795,117	$62.22	$100.09	$1	$596
2022	$11,192,336	$5,216,828	$8,561,267	$4,746,408	$2,981,034	$1,785,941	$46.50	$118.35	$(322)	$505
2021	$12,418,877	$5,930,335	$—	$—	$3,143,217	$1,922,379	$67.70	$169.20	$(455)	$647
2020	$18,144,360	$(1,775,843)	$—	$—	$3,499,776	$(2,064,931)	$66.39	$112.48	$192	$777

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	Steven J. Bandrowczak succeeded John Visentin as PEO in 2022 (on June 6, 2022 as interim CEO and on August 2, 2022 as CEO). John Visentin served as the PEO for the entirety of 2021 and 2020. Our Non-PEO NEOs for the applicable years were as follows:
•2023: John Bruno, Xavier Heiss, Joanne Collins Smee, Suzan Morno-Wade, and Louis J. Pastor
•2022: John Bruno, Xavier Heiss, Louis J. Pastor, and Joanne Collins Smee
•2021: Steven J. Bandrowczak, Xavier Heiss, Michael Feldman, and Louis J. Pastor
•2020: Steven J. Bandrowczak, William Osbourn, Jr., Xavier Heiss, Michael Feldman, Hervé Tessler, and Louis J. Pastor

Peer Group Issuers, Footnote			“Peer Group” represents the S&P 600 Information Technology Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount			$ 12,844,686		$ 12,418,877	$ 18,144,360
PEO Actually Paid Compensation Amount			$ 14,069,073		5,930,335	(1,775,843)
Adjustment To PEO Compensation, Footnote

	2023		2022			2021		2020
	Bandrowczak PEO	Average Non-PEO NEOs	Bandrowczak PEO	Visentin PEO	Average Non-PEO NEOs	Visentin PEO	Average Non-PEO NEOs	Visentin PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$12,844,686	$5,251,711	$8,561,267	$11,192,336	$2,981,034	$12,418,877	$3,143,217	$18,144,360	$3,499,776
Minus Change in Pension Value Reported in SCT for the Covered Year (1)	—	$39,481	—	—	$43,610	—	—	—	$74,596
Plus Pension Value Service Cost for the Covered Year (1)	—	$4,271	—	—	$4,388	—	$4,979	—	6,345
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$8,556,086	$2,799,863	$7,100,017	$10,000,047	$2,200,027	$10,000,023	$2,137,521	$16,000,092	$2,250,079
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$8,824,524	$2,358,284	$4,792,045	—	$1,510,502	$6,706,965	$1,433,632	$9,872,235	$1,141,356
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$763,645	$195,467	($1,333,578)	($2,532,613)	($421,610)	($3,286,339)	($533,269)	($12,680,978)	($1,338,652)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year			—	$7,350,594	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$192,304	$22,553	($173,309)	($793,442)	($44,736)	$90,855	$11,341	($1,111,368)	($1,570,788)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year		$197,825	—	—	—	—	—	—	$1,478,293
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year			—	—	—	—	—	—	—
Compensation Actually Paid	$14,069,073	$4,795,117	$4,746,408	$5,216,828	$1,785,941	$5,930,335	$1,922,379	$(1,775,843)	$(2,064,931)
Unvested equity values in the above table are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
________
(1) Pension values for fiscal year 2022, included in the above table, were erroneously omitted from the 2023 Proxy Reconciliation of SCT to CAP Table filed on April 10, 2023. These adjustments reflect the pension changes noted in the footnotes to the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount			$ 5,251,711	$ 2,981,034	3,143,217	3,499,776
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,795,117	1,785,941	1,922,379	(2,064,931)
Adjustment to Non-PEO NEO Compensation Footnote

	2023		2022			2021		2020
	Bandrowczak PEO	Average Non-PEO NEOs	Bandrowczak PEO	Visentin PEO	Average Non-PEO NEOs	Visentin PEO	Average Non-PEO NEOs	Visentin PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$12,844,686	$5,251,711	$8,561,267	$11,192,336	$2,981,034	$12,418,877	$3,143,217	$18,144,360	$3,499,776
Minus Change in Pension Value Reported in SCT for the Covered Year (1)	—	$39,481	—	—	$43,610	—	—	—	$74,596
Plus Pension Value Service Cost for the Covered Year (1)	—	$4,271	—	—	$4,388	—	$4,979	—	6,345
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$8,556,086	$2,799,863	$7,100,017	$10,000,047	$2,200,027	$10,000,023	$2,137,521	$16,000,092	$2,250,079
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$8,824,524	$2,358,284	$4,792,045	—	$1,510,502	$6,706,965	$1,433,632	$9,872,235	$1,141,356
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$763,645	$195,467	($1,333,578)	($2,532,613)	($421,610)	($3,286,339)	($533,269)	($12,680,978)	($1,338,652)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year			—	$7,350,594	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$192,304	$22,553	($173,309)	($793,442)	($44,736)	$90,855	$11,341	($1,111,368)	($1,570,788)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year		$197,825	—	—	—	—	—	—	$1,478,293
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year			—	—	—	—	—	—	—
Compensation Actually Paid	$14,069,073	$4,795,117	$4,746,408	$5,216,828	$1,785,941	$5,930,335	$1,922,379	$(1,775,843)	$(2,064,931)
Unvested equity values in the above table are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
________
(1) Pension values for fiscal year 2022, included in the above table, were erroneously omitted from the 2023 Proxy Reconciliation of SCT to CAP Table filed on April 10, 2023. These adjustments reflect the pension changes noted in the footnotes to the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return			The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Compensation Actually Paid vs. Net Income
The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP Net Income.

________
			(1)Full year 2022 and 2021 Net Loss includes an after-tax non-cash goodwill impairment charge of $395 million and $750 million, respectively.
Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and the Company’s Adjusted(1) EBITDA metric for the applicable reporting year.

________
(1) Refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.

Total Shareholder Return Vs Peer Group			The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Tabular List, Table

Adjusted EBITDA (CSM) (1)
ESG
Adjusted(1) EPS
Absolute Share Price(1)
Relative TSR

Total Shareholder Return Amount			$ 62.22	46.50	67.70	66.39
Peer Group Total Shareholder Return Amount			100.09	118.35	169.20	112.48
Net Income (Loss)			$ 1,000,000	$ (322,000,000)	$ (455,000,000)	$ 192,000,000
Company Selected Measure Amount			596	505	647	777
PEO Name	John Visentin	Steven J. Bandrowczak	Steven J. Bandrowczak		John Visentin	John Visentin
Additional 402(v) Disclosure			Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or CAP) to the Company’s principal executive officer (PEO) and non-PEO named executive officers (the Non-PEO NEOs), and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (SCT) for the applicable year in the case of our PEOs, Messrs. Bandrowczak and Visentin, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our PEOs, Messrs. Bandrowczak and Visentin, and for the average of the Non-PEO NEOs is set forth in the Reconciliation of SCT to CAP Table below, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for 2023. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.Refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA (CSM) (1)
Non-GAAP Measure Description			Adjusted EBITDA is the company-selected MIP measure. Refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.
Measure:: 2
Pay vs Performance Disclosure
Name			ESG
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted(1) EPS
Measure:: 4
Pay vs Performance Disclosure
Name			Absolute Share Price(1)
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
John Visentin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 11,192,336
PEO Actually Paid Compensation Amount				5,216,828
Steven Bandrowczak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,844,686	8,561,267
PEO Actually Paid Compensation Amount				4,746,408
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		$ 0	$ 0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		0	0
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,556,086		10,000,023	16,000,092
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,824,524		6,706,965	9,872,235
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			763,645		3,286,339	12,680,978
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			192,304		90,855	1,111,368
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | John Visentin [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | John Visentin [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | John Visentin [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,000,047
PEO | John Visentin [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | John Visentin [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,532,613
PEO | John Visentin [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,350,594
PEO | John Visentin [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				793,442
PEO | John Visentin [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | John Visentin [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Steven Bandrowczak [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Steven Bandrowczak [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Steven Bandrowczak [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,100,017
PEO | Steven Bandrowczak [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,792,045
PEO | Steven Bandrowczak [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,333,578
PEO | Steven Bandrowczak [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Steven Bandrowczak [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				173,309
PEO | Steven Bandrowczak [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Steven Bandrowczak [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			39,481	43,610	0	74,596
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,271	4,388	4,979	6,345
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,799,863	2,200,027	2,137,521	2,250,079
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,358,284	1,510,502	1,433,632	1,141,356
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			195,467	421,610	533,269	1,338,652
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,553	44,736	11,341	1,570,788
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			197,825	0	0	1,478,293
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0